Cash, Cash Equivalents and Restricted Cash (Tables)	9 Months Ended
Sep. 30, 2021
EQRx, INC. [Member]
Cash, Cash Equivalents and Restricted Cash (Tables) [Line Items]
Schedule of condensed consolidated statements of cash flows
	September 30, 2021	December 31, 2020
Cash and cash equivalents	$456,470	$489,682
Restricted cash	633	633
Total cash and restricted cash	$457,103	$490,315